Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Issued (shares)	464.6	463.3
Outstanding (shares)	464.6	463.3